STATEMENT OF INVESTMENTS
BNY Mellon AMT-Free Municipal Bond Fund

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $3,232,822)	3.63	5/20/2033	2,945,382		3,116,804

Long-Term Municipal Investments - 98.3%
Alabama - 4.3%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2025	4,000,000		4,925,600
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. A	5.00	7/1/2031	1,100,000		1,247,686
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	3,555,000		3,674,448
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	4,250,000		4,983,380
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x.67 +.90%	1.00	12/1/2023	4,000,000	[a]	4,008,240
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,000,000		2,450,220
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	14,000,000	[b]	13,933,920
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.)	2.00	10/1/2024	1,875,000		1,969,875
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000		5,773,150
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	7,025,000		7,816,998
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2037	3,595,000		4,312,418
				55,095,935

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Arizona - 2.1%
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	5.00	2/1/2027	1,050,000		1,318,706
Arizona University, Revenue Bonds	5.00	8/1/2031	3,770,000		4,318,233
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,685,895
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	3,000,000		3,361,290
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,750,000	[c]	1,964,585
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		3,039,325
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Public Service Co. of New Mexico)	1.05	6/1/2022	1,250,000		1,258,375
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000		4,561,400
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2037	1,000,000		1,081,100
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2037	615,000		803,793
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2038	3,000,000		3,909,660
				27,302,362
California - 4.6%
California, GO	5.00	11/1/2026	3,000,000		3,806,640
California, GO	5.00	10/1/2030	6,595,000		8,731,120
California, GO, Refunding	5.00	8/1/2036	5,000,000		6,093,400
California, GO, Refunding	5.00	4/1/2033	7,355,000		9,687,491
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	3,590,000		5,148,491
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	5,000,000		5,730,650

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
California - 4.6% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2046	2,810,000		3,338,898
California Health Facilities Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2026	1,940,000	[d]	2,468,359
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2029	2,000,000		2,626,780
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[c]	1,156,980
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,875,000		4,867,116
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2029	2,020,000		2,454,340
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,000,000		1,107,820
San Mateo Foster Public Financing Authority, Revenue Bonds	4.00	8/1/2035	1,100,000		1,355,981
				58,574,066
Colorado - 3.9%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Obligated Group) Ser. A	5.00	12/1/2041	1,500,000		1,748,520
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	3,925,000		4,538,360
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	5,535,000		6,955,392
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	3,000,000		3,614,730
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	2,525,000		2,989,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Colorado - 3.9% (continued)
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000	4,934,840
Denver City & County Airport System, Revenue Bonds, Ser. B	5.00	11/15/2043	15,000,000	16,395,150
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,706,385
Dominion Water & Sanitation District, Revenue Bonds	5.75	12/1/2036	2,000,000	2,087,800
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,430,000	3,582,018
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,085,000	1,355,935
				49,908,200
Connecticut - 2.2%
Connecticut, GO, Ser. A	5.00	10/15/2025	8,000,000	9,059,360
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000	1,246,400
Connecticut, Revenue Bonds, Ser. A	5.00	10/1/2029	5,000,000	5,607,400
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2038	1,000,000	1,306,020
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,500,000	2,766,550
The Metropolitan District, Revenue Bonds, Refunding (Green Bond) Ser. A	5.00	11/1/2033	4,540,000	5,216,460
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,597,606
				27,799,796
District of Columbia - .2%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2037	2,000,000	2,486,800
Florida - 7.6%
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2028	7,670,000	9,915,853
Broward County School District, GO	5.00	7/1/2028	4,195,000	5,556,403
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,213,600
Citizens Property Insurance, Revenue Bonds, Ser. A1	5.00	6/1/2025	4,750,000	5,598,920
Citizens Property Insurance, Revenue Bonds, Ser. A1	5.00	6/1/2021	3,535,000	3,617,684
Escambia County, Revenue Bonds	5.00	10/1/2046	2,500,000	3,018,400

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Florida - 7.6% (continued)
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,739,385
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,487,713
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	2,000,000	2,202,340
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2031	2,000,000	2,381,220
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,500,240
Hillsborough County Aviation Authority, Revenue Bonds, Ser. A	5.00	10/1/2044	3,500,000	3,879,855
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	3,000,000	3,342,090
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	3,426,754
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,835,025
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2025	1,530,000	1,789,656
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000	1,692,120
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,801,410
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	5,000,000	5,337,700
Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A	5.00	7/1/2039	5,000,000	5,552,700
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,650,000	4,148,809
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,259,790
Pasco County School Board, COP (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	8/1/2035	4,000,000	5,264,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Florida - 7.6% (continued)
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	1,250,000	1,533,488
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	6,794,351
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	3,500,000	4,127,900
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center & Research Institute Obligated Group) Ser. B	5.00	7/1/2050	2,000,000	2,468,400
				96,486,126
Georgia - 5.0%
Atlanta Airport Passenger Facility Charge, Revenue Bonds, Ser. C	5.00	7/1/2040	15,000,000	19,034,100
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,213,370
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2034	2,800,000	3,411,884
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3 & 4 Project)	5.00	1/1/2038	1,100,000	1,358,929
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	4.00	1/1/2021	5,000,000	5,015,150
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	5.00	1/1/2021	4,000,000	4,015,320
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.85	9/1/2023	10,250,000	[a] 10,267,937
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	8,000,000	9,346,080
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	5,200,000	5,738,928
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000	1,936,358
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power) Ser. A	1.50	2/3/2025	2,000,000	2,029,740
				63,367,796
Hawaii - .1%
Honolulu City & County, GO, Ser. C	4.00	7/1/2039	1,000,000	1,224,570
Illinois - 8.8%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000	2,491,220

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Illinois - 8.8% (continued)
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,864,065
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,500,000	1,644,450
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	1,000,000	1,205,060
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,455,000	1,673,759
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	2,940,000	3,509,066
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2034	7,300,000	8,419,674
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.25	1/1/2031	7,500,000	8,172,225
Chicago Park District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	1/1/2029	2,895,000	3,207,689
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000	6,030,950
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	3,000,000	3,442,320
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2024	3,000,000	3,515,340
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2031	3,600,000	4,356,792
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	4,270,000	4,614,418
Illinois Finance Authority, Revenue Bonds	5.00	10/1/2049	1,250,000	1,462,388
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	1,000,000	1,144,570
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,500,000	1,706,460
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	2,000,000	2,432,700
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000	3,430,260
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	2,500,000	2,923,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Illinois - 8.8% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	3,250,000		3,589,852
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,900,000		4,594,824
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	4,000,000		4,729,760
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) Ser. A	5.00	6/15/2042	3,500,000		3,595,900
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000		1,119,700
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	6/15/2052	4,800,000		4,918,176
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000		691,596
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	4,285,000		5,264,594
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000		6,874,874
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000		1,655,475
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. A	5.00	4/1/2027	7,500,000		8,154,075
				112,435,382
Indiana - 3.1%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000		1,408,596
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2030	1,750,000		2,156,018
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2029	1,225,000		1,514,798
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2028	1,150,000		1,429,899
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network Obligated Group) Ser. A	5.00	5/1/2023	10,000,000	[d]	11,127,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Indiana - 3.1% (continued)
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000	4,590,822
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	4,540,138
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	7,500,000	9,023,400
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2035	3,400,000	3,801,846
				39,592,517
Iowa - .7%
Iowa Finance Authority, Revenue Bonds (Genesis Health System)	5.00	7/1/2023	2,500,000	2,783,000
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. E	5.00	8/15/2033	5,105,000	6,029,720
				8,812,720
Kentucky - 2.2%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000	3,711,505
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	975,000	1,080,719
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	2,500,000	2,915,075
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	15,750,000	17,741,745
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,970,000	2,513,090
				27,962,134
Louisiana - 2.5%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000	1,875,945
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	4,250,000	4,982,232
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. B	5.00	5/15/2025	5,400,000	6,454,566

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Louisiana - 2.5% (continued)
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000	4,104,100
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000	2,830,929
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000	1,826,670
New Orleans Aviation Board, Revenue Bonds, Ser. A	5.00	1/1/2045	3,250,000	3,648,905
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,021,680
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	4,745,000	5,168,301
				31,913,328
Maine - .1%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	1,250,000	1,283,300
Maryland - .7%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	1,000,000	1,141,920
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	4,000,000	4,953,640
Prince George's County, Revenue Bonds (National Harbor Project)	5.20	7/1/2034	2,500,000	2,519,850
				8,615,410
Massachusetts - 1.4%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2030	4,420,000	5,380,068
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2031	4,710,000	5,714,125

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Massachusetts - 1.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,171,000
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,500,000	3,203,550
Metropolitan Boston Transit Parking Corp., Revenue Bonds, Refunding	5.00	7/1/2023	2,000,000	2,053,600
				17,522,343
Michigan - 3.9%
Detroit High School Academy, Revenue Bonds	5.75	11/1/2035	715,000	502,080
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	11,804,000
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	3,178,217
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	5,000,000	5,896,750
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	500,000	573,060
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,500,000	1,725,495
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2035	1,520,000	1,732,846
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2042	1,000,000	1,214,940
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. MI1	5.00	12/1/2048	5,000,000	6,128,850
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,398,405
Michigan Finance Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	1,180,000	1,574,604

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Michigan - 3.9% (continued)
Monroe County Economic Development Corp., Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. AA	6.95	9/1/2022	2,000,000	2,231,220
Pontiac School District, GO	4.00	5/1/2050	2,665,000	3,067,548
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	6,164,700
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2029	1,700,000	2,028,848
				49,221,563
Minnesota - .6%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	2,990,000	3,333,222
Southern Minnesota Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	1/1/2025	4,505,000	[e] 4,374,445
				7,707,667
Mississippi - .4%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	5,000,000	5,551,550
Missouri - .9%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2031	2,310,000	2,711,547
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,000,000	3,534,900
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (SSM Health Care Obligated Group) Ser. A	5.00	6/1/2029	4,000,000	4,532,440
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000	1,215,840
				11,994,727

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Multi-State - .2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,430,000	[c]	2,780,989
Nebraska - .9%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000		4,398,171
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	5,050,000		6,081,816
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2030	1,380,000		1,612,378
				12,092,365
Nevada - 1.3%
Clark County, GO	5.00	11/1/2023	8,410,000	[d]	9,574,364
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	1,700,000		2,024,717
Las Vegas Valley Water District, GO, Ser. B	5.00	6/1/2042	2,500,000		2,648,450
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000		2,216,460
				16,463,991
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[c]	2,049,540
New Jersey - 3.8%
New Jersey, GO, Ser. A	4.00	6/1/2030	1,000,000		1,209,290
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000		2,418,547
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000		1,604,624
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000		4,555,600
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	3,500,000		4,048,450
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Virtua Health Obligated Group)	5.00	7/1/2029	1,000,000		1,131,870

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
New Jersey - 3.8% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000	2,311,560
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2034	6,360,000	8,340,886
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	13,655,000	16,232,381
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000	6,227,500
				48,080,708
New York - 7.6%
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2038	1,100,000	1,456,829
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	5,000,000	5,742,250
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,178,950
New York City, GO, Refunding, Ser. A1	5.00	8/1/2027	6,200,000	7,931,722
New York City, GO, Ser. C	4.00	8/1/2041	3,000,000	3,552,570
New York City, GO, Ser. D1	4.00	3/1/2041	2,000,000	2,357,380
New York City, GO, Ser. D1	4.00	3/1/2050	3,500,000	4,049,675
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	1,250,000	1,623,888
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2037	1,000,000	1,211,510
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S1	5.00	7/15/2037	5,340,000	6,443,671
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	4.00	11/1/2035	5,000,000	6,096,350
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	5.00	11/1/2025	1,835,000	2,242,517
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	3,250,000	3,847,155

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
New York - 7.6% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	4,000,000	[c]	4,146,320
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,500,000		3,611,900
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2034	4,250,000		5,333,112
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2028	1,710,000		2,204,994
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2031	5,000,000		5,881,000
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	5,000,000		5,773,800
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2039	5,000,000		5,997,750
New York State Urban Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2036	1,750,000		2,307,953
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University Project) Ser. A	5.00	12/1/2031	2,145,000		2,901,070
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184	5.00	9/1/2039	5,000,000		5,641,300
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000		1,287,730
				96,821,396
North Carolina - 2.4%
Charlotte, COP, Refunding	5.00	6/1/2034	2,370,000		3,094,106
Charlotte Airport Special Facilities, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000		3,626,190
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	6,630,000		7,282,458
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Vidant Health Obligated Group)	5.00	6/1/2032	3,050,000		3,566,456

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
North Carolina - 2.4% (continued)
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2044	2,000,000	2,170,140
North Carolina Turnpike Authority, BAN	5.00	2/1/2024	7,500,000	8,493,300
North Caroline Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2029	1,775,000	2,173,470
				30,406,120
Ohio - 2.7%
Allen County Hospital Facilities, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2022	5,000,000	[d] 5,336,450
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,500,000	8,479,725
Butler County, Revenue Bonds (Kettering Health Network Obligated Group)	6.38	4/1/2036	2,000,000	2,031,440
Cleveland Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,000,000	1,142,630
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,000,000	2,343,020
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000	1,325,154
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,661,766
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	2,985,000	3,632,835
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	9/1/2050	4,980,000	5,627,599
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects) Ser. A1	5.25	2/15/2039	2,000,000	2,163,000
The Ohio University, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2023	40,000	45,631
				33,789,250

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Oregon - .4%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2038	1,750,000		2,225,440
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2045	2,000,000		2,527,860
				4,753,300
Pennsylvania - 7.1%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,850,000		2,150,181
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	2,300,000		2,981,421
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Obligated Group) Ser. A	5.00	11/15/2046	1,750,000		2,018,188
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	3,500,000		4,417,140
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000		1,586,500
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	0.64	9/1/2023	8,000,000	[a]	7,933,040
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	3,000,000		3,680,100
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000		10,873,662
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	5,000,000		5,741,000
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. AX	5.00	6/15/2028	4,610,000		5,985,025
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2026	3,750,000		4,669,200
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2024	5,000,000		5,713,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 7.1% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2035	2,000,000	2,367,220
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000	4,877,480
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000	6,010,553
Port Authority of Allegheny County, Revenue Bonds, Refunding	5.25	3/1/2023	2,600,000	2,632,760
Public School Building Authority, Revenue Bonds (The Philadelphia School District) (Insured; State Aid Withholding)	5.00	4/1/2022	1,100,000	[d] 1,168,904
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,229,300
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	8,500,000	10,488,575
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	4,185,615
				90,709,814
South Carolina - 2.4%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000	6,249,265
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000	12,901,406
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	7,500,000	8,379,750
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. C	5.00	12/1/2036	2,500,000	2,607,150
				30,137,571
South Dakota - .3%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	3,940,000	4,405,038
Tennessee - .5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,114,470

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Tennessee - .5% (continued)
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,700,000	3,099,924
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,600,000	1,786,192
				6,000,586
Texas - 7.9%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	8,100,000	8,895,258
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	2,000,000	2,302,640
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2028	1,500,000	1,800,630
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,866,100
Collin County Community College District, GO, Ser. A	4.00	8/15/2034	1,500,000	1,854,360
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000	1,542,413
Dallas, GO, Refunding	5.00	2/15/2030	2,000,000	2,270,120
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000	2,399,980
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000	3,144,725
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	5,873,650
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor College of Medicine)	5.00	11/15/2024	4,135,000	4,793,623
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,904,000
Hurst-Euless-Bedford Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2035	1,400,000	1,706,012
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	4,500,000	4,917,690
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2032	800,000	940,584
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,800,000	4,469,332

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Texas - 7.9% (continued)
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000		1,706,010
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,500,000		1,797,495
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000		6,676,841
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	5,500,000		6,478,120
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,925,000		2,070,646
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,040,000		1,239,763
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2023	5,000,000	[d]	5,511,050
Socorro Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2024	3,705,000	[d]	4,354,709
Tarrant County College District, GO	5.00	8/15/2024	2,000,000		2,349,220
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000		2,924,750
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children's Medical Center Obligated Group)	5.00	12/1/2033	1,750,000		2,283,365
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; Government National Mortgage Association) Ser. A	3.50	3/1/2051	2,000,000		2,267,160
Texas Public Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	2/1/2036	2,675,000		3,237,017
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000		3,291,997
				100,869,260
U.S. Related - .3%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	3,700,000		4,407,588

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Utah - .3%
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2037	1,000,000	1,219,820
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,650,632
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,359,864
				4,230,316
Virginia - .3%
Virginia College Building Authority, Revenue Bonds	4.00	2/1/2036	2,015,000	2,489,210
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,813,594
				4,302,804
Washington - 2.2%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	3,500,000	3,731,245
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2035	3,000,000	3,374,280
Spokane Water & Wastewater, Revenue Bonds (Green Bond)	4.00	12/1/2031	3,000,000	3,423,450
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	11,250,000	12,576,037
Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2042	5,000,000	5,277,450
				28,382,462
West Virginia - .4%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2021	4,500,000	[d] 4,680,315
Wisconsin - 1.8%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	7,000,000	8,159,130
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	4,000,000	4,677,200
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	3,110,000	3,791,650
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2026	1,000,000	1,237,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Wisconsin - 1.8% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. A	5.00	11/15/2029	4,500,000	5,493,600
				23,359,070
Total Long-Term Municipal Investments (cost $1,176,923,382)			1,253,580,775

Short-Term Municipal Investments - .1%
New York - .1%
New York State Dormitory Authority, RAN, Ser. B (cost $1,521,921)	5.00	3/31/2021	1,500,000	1,524,135
Total Investments (cost $1,181,678,125)			98.7%	1,258,221,714
Cash and Receivables (Net)			1.3%	17,202,899
Net Assets			100.0%	1,275,424,613

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $12,098,414 or .95% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon AMT-Free Municipal Bond Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	3,116,804	-	3,116,804
Municipal Securities	-	1,255,104,910	-	1,255,104,910

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2020, accumulated net unrealized appreciation on investments was $76,543,589, consisting of $77,511,466 gross unrealized appreciation and $967,877 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.